Revenues	12 Months Ended
Dec. 31, 2019
Revenues [Abstract]
Revenues
18	Revenues

The revenues as of December 31, 2019, 2018 and 2017, are summarized as follows:

	2019	2018	2017
Maritime
Parcel tankers	$287,140	$312,305	$298,631
Maritime administration services	159,772	187,426	-
Shipyard	164,917	138,517	65,429
Bulk carrier	162,897	144,664	40,693
Tugboats	81,707	70,037	270,225
Offshore vessels	12,072	56,506	826,264
Tankers	-	-	450,078

Ports and terminals
Port services	90,144	101,688	67,937
Shipping agencies	79,695	64,283	66,259

Logistics, warehousing and other businesses
Repair of containers	211,171	234,534	183,966
Warehousing	171,867	160,991	149,894
Intermodal terminal	49,157	47,581	40,677
Automotive services	5,144	4,534	4,886

Total consolidated revenue	$1,475,683	$1,523,066	$2,464,939

The Company’s revenues do not show any particular grouping characteristic, such as by type of customer (government and private), geographic zone, etc. The main grouping is shown based on the type of revenue for each segment. Moreover, as discussed in Note 4.17, all of the Company’s revenues are recognized over time.